CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Par value $0.01 [Member]	Treasury Shares Par value $0.01 [Member]	Additional Paid-In Capital [Member]	Reserve [Member]	Retained (Deficit) Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Beginning Balance at Dec. 31, 2012	$ 286,326	$ (1,011,091)	$ 101,261,307	$ 14,532,587	$ 5,804,023	$ 21,811,064	$ 21,329,717	$ 164,013,933
Beginning Balance (Shares) at Dec. 31, 2012	27,591,839	(584,231)
Purchase of treasury shares		$ (3,803,684)						(3,803,684)
Purchase of treasury shares (Shares)		(641,080)
Issuance of ordinary shares to employees for cash	$ 30,000		8,970,000					9,000,000
Issuance of ordinary shares to employees for cash (shares)	3,000,000
Stock based compensation			6,900,000					6,900,000
Foreign currency translation gain						3,259,162	675,957	3,935,119
Transfer to reserve				96,782	(96,782)
Changes in a Parents Ownership Interest in Zhongtian					211,410		(211,410)
Purchase of shares by iASPEC from minority shareholders in Zhongstian							(381,420)	(381,420)
Changes in Parent's Ownership Interests in Geo					(195,594)		195,594
Capital injections by minority shareholders to Geo			705,087				2,016,442	2,721,529
Reclassification of temporary equity to ordinary shares	$ (7,250)		(2,167,750)					(2,175,000)
Net loss for the year					(119,236,823)		(2,969,204)	(122,206,027)
Ending Balance at Dec. 31, 2013	$ 309,076	$ (4,814,775)	115,668,644	14,629,369	(113,513,766)	25,070,226	20,655,676	58,004,450
Ending Balance (Shares) at Dec. 31, 2013	30,591,839	(1,225,311)
Purchase of treasury shares		$ (486,316)						(486,316)
Purchase of treasury shares (Shares)		(76,368)
Issuance of ordinary shares to employees for cash	$ 9,208		3,673,820					3,683,028
Issuance of ordinary shares to employees for cash (shares)	920,757
Stock based compensation			81,615					81,615
Foreign currency translation gain						(314,769)	(58,271)	(373,040)
Transfer to reserve				126,577	(126,577)
Changes in a Parents Ownership Interest in Zhongtian					(34,253)		34,253
Purchase of shares by iASPEC from minority shareholders in Zhongstian							(649,967)	(649,967)
Changes in Parent's Ownership Interests in Geo					(4,533)		4,533
Issuance of ordinary shares to acquire additional ownership from minority shareholders in Geo and Zhongtian	$ 4,395		1,753,618				(1,758,013)
Issuance of ordinary shares to acquire additional ownership from minority shareholders in Geo and Zhongtian (Shares)	439,503
Issuance of ordinary shares for consulting services	$ 500		205,500					206,000
Issuance of ordinary shares for consulting services (Shares)	50,000
Cancellation of ordinary shares	$ (5,842)	$ 1,011,091	(1,005,249)
Cancellation of ordinary shares (Shares)	(584,231)	584,231
Reclassification of temporary equity to ordinary shares	$ 2,500		747,500					750,000
Ordinary shares issued for acquisition of Biznest	$ 15,434		5,736,601					5,752,035
Ordinary shares issued for acquisition of Biznest (Shares)	1,543,455
Purchase of shares by iASPEC from minority shareholders in GEO							(61,698)	(61,698)
Net loss for the year					(29,231,347)		(520,951)	(29,752,298)
Ending Balance at Dec. 31, 2014	$ 335,271	$ (4,290,000)	126,862,049	14,755,946	(142,910,476)	24,755,457	17,645,562	37,153,809
Ending Balance (Shares) at Dec. 31, 2014	32,961,323	(717,448)
Purchase of treasury shares		$ (2,827,500)						(2,827,500)
Purchase of treasury shares (Shares)		(685,000)
Stock based compensation	$ 519		101,763					102,282
Stock based compensation	51,875
Foreign currency translation gain						116,539	19,468	136,007
Issuance of ordinary shares for consulting services	$ 50		12,600					12,650
Issuance of ordinary shares for consulting services (Shares)	5,000
Reclassification of temporary equity to ordinary shares	$ 3,550		1,061,450					1,065,000
Issued common stock	$ 21,025		12,765,328					12,786,353
Issued common stock (Shares)	2,102,484
IssuedWarrantLiability			(4,982,694)					(4,982,694)
Common stock issued for warrants exercised	$ 56,131		8,885,358					8,941,489
Common stock issued for warrants exercised (Shares)	5,613,130
Sale of Geo			(705,087)	(304,002)	(2,139,719)	(154,717)	(8,563,205)	(11,866,730)
Sale of Zhongtian				(639,849)	(2,061,731)	(165,572)	(581)	(2,867,733)
Dividend to minority shareholders in Geo					(362,907)			(362,907)
Net loss for the year					(7,504,262)		308,473	(7,195,789)
Ending Balance at Dec. 31, 2015	$ 416,546	$ (7,117,500)	$ 144,000,767	$ 13,812,095	$ (154,979,095)	$ 24,551,707	$ 9,409,717	$ 30,094,237
Ending Balance (Shares) at Dec. 31, 2015	40,733,812	(1,402,448)